DESCRIPTION OF PLAN (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2017
EBP 004
EBP, Description of Plan [Line Items]
Participant contribution, combined, maximum percentage of eligible compensation	75.00%
Deferral rate (as a percent)	6.00%
Employer contribution, participant compensation matched, percentage	6.00%	6.00%
Employer contribution, matching percentage	100.00%	50.00%
Employer contribution, post-2017 covered employee, percentage of annual compensation	3.00%
Minimum borrowing, amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
General loan, borrowing term	59 months
Primary residence, borrowing term	15 years
Discretionary investment allocation allowed, maximum percentage of contributions	20.00%
Vesting percentage	100.00%
Still employed, participant age for distribution (in year) | year	70.5
EBP 004 | Minimum
EBP, Description of Plan [Line Items]
Participant contribution, pretax, contribution to eligible compensation, percentage	1.00%
Participant contribution, percentage to eligible compensation, after tax	1.00%
Participant loan, interest rate	3.25%
EBP 004 | Maximum
EBP, Description of Plan [Line Items]
Participant contribution, pretax, contribution to eligible compensation, percentage	75.00%
Participant contribution, percentage to eligible compensation, after tax	75.00%
Participant loan, interest rate	8.50%
EBP 015
EBP, Description of Plan [Line Items]
Discretionary investment allocation allowed, maximum percentage of contributions	20.00%